Acquisitions and Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions and Business Combinations
4.	Business Combinations

First Nobilis, LLC (“First Nobilis”)

In September 2014, the Company formed First Nobilis, a Texas limited liability Company. First Nobilis is owned 51% by the Company and 49% by a third party. First Nobilis formed two subsidiary Texas limited liability companies to be the new operating entities.

Upon formation of First Nobilis, effective September 1, 2014, Nobilis contributed $7.5 million in cash to the new entity. For a 49% ownership interest, a third party contributed medical supplies, intangible assets, and certain accounts payables and accounts receivables. This transaction was treated as a business combination. The fair value of the intangible assets and liabilities acquired were determined by independent third party valuation experts. The carrying amounts of all other net assets acquired approximate their fair values due to their short term nature.

Athas Health, LLC (“Athas”)

In December 2014, the Company completed its acquisition of Athas for total consideration of approximately $31.2 million (all $ denominations in US dollars). Athas is based in Dallas, Texas, and focuses on the delivery of specialized healthcare services in seven states through the use of contracted marketing services and factoring of receivables. The purchase price for Nobilis to acquire all of the ownership interests in Athas was broken down as follows: $3.0 million in cash upon closing, the issuance of a promissory note by Nobilis to the sellers for $12.0 million, the issuance at closing of 6,666,666 shares of Nobilis common stock that are subject to a lock up of up to two years, and the issuance of an additional 4,666,666 shares of Nobilis common stock issued over two years with half issued on the first anniversary of the closing and the second half issued on the second anniversary of the closing. Under the two year lock up period, the stock issued as part of the purchase price is subject to restrictions on transfer and may not be sold or pledged until the lock out period is released.

The fair value of the intangible assets acquired were determined by independent third party valuation experts. The carrying amounts of all other net assets acquired approximate their fair values due to their short term nature. The value of the stock issued for consideration was determined by third party valuation experts using the published stock price on the date of closing, less a discount for lack of marketability as a result of the two year lock up period on the shares issued.

Victory Medical Center Houston, L.P. (“Victory”)

In April 2015, the Company acquired a 55% ownership interest in Victory Medical Center Houston, L.P., which owns and operates Victory Healthcare Houston Hospital, surgical hospital located in the Texas Medical Center in Houston, Texas. The Company paid $1.4 million in cash and assumed certain leases and loans of Victory.

The fair value of the intangible assets and physical equipment were determined by independent third party valuation experts. The carrying amounts of all other net assets acquired approximate their fair values due to their short term nature.

Subsequent to the acquisition date of April 24, 2015, the Partnership had $2.3 million in revenues and a net loss of $0.7 million which is included in the Company’s June 30, 2015 consolidated statements of operations.

The costs related to the transaction were nominal and were expensed during the three months ended June 30, 2015. These costs are included in the corporate general and administrative expenses in the June 30, 2015 consolidated statements of operations.

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition (in thousands):

April 24, 2015
Net assets acquired:
Cash	$64
Trade accounts receivable	2,500
Other receivables	6,325
Prepaid expenses and other current assets	44
Inventory	662
Property and equipment	4,860
Other long-term assets	2
Trademark	280
Medicare license	940
Hospital license	13
Goodwill	9,447

Net assets acquired	$25,137

Net liabilities acquired:
Trade accounts payable	$6,266
Accrued liabilities	3,198
Long-term portion of Capital Leases	2,278
Long-term portion of Note Payable	6,052

Total liabilities acquired	$17,794

Consideration:
Cash, net of cash acquired	$1,436
Debt assumed	5,907

Total consideration	$7,343

Peak Surgeon Innovations, LLC (“Peak”)

In June 2015, the Company acquired Peak, a provider of intraoperative neuromonitoring (“IOM”) services for hospitals, surgery centers and other healthcare facilities. The Company acquired a 100% ownership interest in Peak for cash consideration of $0.9 million and stock consideration of $0.7 million provided to Bryan Hasse (the “Seller”). In addition to such cash and stock consideration, the Seller is eligible to receive a potential earnout payment (in cash or stock at the option of Seller) upon achievement by the IOM service line of certain EBITDA performance metrics.

The Company is currently in the process of determining the fair value of any potential intangible assets through the use of an independent third party valuation expert. The carrying amounts of all other net assets acquired approximate their fair values due to their short term nature.

Subsequent to the acquisition date of June 1, 2015, Peak had $0.3 million in revenues and net income of $0.1 million which is included in the Company’s June 30, 2015 consolidated statements of operations.

The costs related to the transaction were nominal and were expensed during the three months ended June 30, 2015. These costs are included in the corporate general and administrative expenses in the June 30, 2015 consolidated statements of operations.

The following table summarizes the preliminary fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition (in thousands):

June 1, 2015
Net assets acquired:
Cash	$1
Trade accounts receivable	315
Prepaid expenses and other current assets	4
Goodwill	1,318

Net assets acquired	$1,638

Net liabilities acquired:

Trade accounts payable	$138

Consideration:
Cash, net of cash acquired	$850
Stock issued as consideration	650

Total consideration	$1,500

Unaudited Supplemental Pro Forma Information

The following unaudited supplemental pro forma financial information includes the results of operations for Athas, First Nobilis and Victory, and is presented as if each acquired company had been consolidated as of the beginning of the year immediately preceding the year in which the company was acquired. The Company utilized all historical data which was available and practicable to obtain. Certain information was not practicable to obtain for the three and six months ended June 30, 2014 for victory due to the bankruptcy proceedings of their former parent company. The unaudited supplemental pro forma financial information has been provided for illustrative purposes only and does not purport to be indicative of the actual result that would have been achieved by the combined companies for the periods presented, or of the results that may be achieved by the combined companies in the future. Further, results may vary significantly from the results reflected in the following unaudited supplemental pro forma financial information because of future events and transactions, as well as other factors.

Unaudited pro forma information for the Peak acquisition is not presented in the pro forma disclosure because the effects of such transaction is considered immaterial to the Company’s consolidated financial statements.

The unaudited supplemental pro forma financial information presented below has been prepared by adjusting the historical results of the Company to include historical results of the acquired businesses described above and was then adjusted: (i) to increase amortization expense resulting from the intangible assets acquired; (ii) to adjust earnings per share to reflect the common shares issued as part of the purchase consideration; (iii) to reduce interest expense from debt which was retained by the seller upon acquisition of the respective businesses; (iv) to adjust the carrying value of net property and equipment to its fair value and to increase depreciation expense for the incremental increase in the value of property and equipment; (v) to decrease expenses for management services which were provided by the preceding parent entity and to concurrently increase expenses for management services which are now provided by the Company; (vi) to adjust noncontrolling interest to properly reflect the minority ownership percentages which were not purchased by the Company; and (vii) to reverse income from discontinued operations. The unaudited supplemental pro forma financial information does not include adjustments to reflect the impact of other cost savings or synergies that may result from these acquisition.

The Company’s unaudited supplemental pro forma financial information is as follows (in thousands except for per share amounts):

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Revenue	$48,867	$24,472	$86,556	$52,144
Income (loss) before from operations	1,621	(2,030)	4,738	(225)
Net income attributable to noncontrolling interest	3,738	793	7,971	2,817
Net loss attributable to common stockholders	(1,588)	(2,587)	(3,379)	(2,432)
Net loss per basic common share	$(0.03)	$(0.05)	$(0.05)	$(0.05)

3. Acquisitions and Business Combinations

In December 2013, the Company completed its acquisition of a former outpatient surgery center near Phoenix, Arizona. The acquisition was completed through bankruptcy court. The Company created a new subsidiary named Northstar Healthcare Surgery Center – Scottsdale, LLC and will continue to operate the surgery center in a similar capacity.

The Company concluded that the fair value of the consideration transferred in the acquisition was less than the fair value of the net identifiable assets acquired, resulting in $2.4 million gain recognized in connection with the acquisition. The gain from a bargain purchase has been presented in a separate line item in the accompanying consolidated statements of earnings.

The costs related to the transaction were $0.1 million and were expensed during the year ended December 31, 2013.

The following table summarizes the fair values of the identifiable assets acquired at the date of acquisition:

December 16, 2013
Furniture and office equipment	$131
Medical equipment	495
Leasehold improvements	2,226

Net assets acquired	2,852
Less: gain from bargain purchase	(2,392)

Total purchase price	$460

In January 2014, the Company acquired an ownership interest in two imaging centers and one urgent care clinic in Houston. The aggregate cost of the acquisition is comprised of $0.3 million in cash, net of acquired cash, and 431,711 shares of Nobilis stock representing a combined value of $0.9 million.

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition:

January 16, 2014
Assets:
Property and equipment	$2,271
Prepaid expenses and other assets	129
Goodwill	701

Assets acquired	$3,101

Liabilities:
Accounts payable	$697
Debt	1,544

Liabilities assumed	$2,241

Consideration:
Cash, net of cash acquired	$346
Stock issued for acquisition	514

Total Consideration	$860

First Nobilis, LLC

In September 2014, the Company formed First Nobilis, LLC, a Texas limited liability Company (“First Nobilis”). First Nobilis is owned 51% by the Company and 49% by a third party. First Nobilis formed two subsidiary Texas limited liability companies to be the new operating entities.

Upon formation of First Nobilis, effective September 1, 2014, Nobilis contributed $7.5 million in cash to the new entity. For a 49% ownership interest, a third party contributed medical supplies, intangible assets, and certain accounts payables and accounts receivables. This transaction was treated as a business combination. The fair value of the intangible assets and liabilities acquired were determined by independent third party valuation experts. The carrying amounts of all other net assets acquired approximate their fair values due to their short term nature.

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition:

September 1, 2014
Assets:
Accounts receivable	$6,509
Medical supplies	598
Trade name	1,200
Physician relationships	4,000
Goodwill	1,249

Assets acquired	$13,556

Liabilities:
Accounts payable	$6,060
Unfavorable lease	290

Liabilities assumed	$6,350

Athas

On December 1, 2014, the Company completed its acquisition of Athas for total consideration of approximately $31.2 million (all $ denominations in US dollars). Athas is based in Dallas, Texas, and focuses on the delivery of specialized healthcare services in seven states through the use of contracted marketing services and factoring of receivables. The purchase price for Nobilis to acquire all of the ownership interests in Athas was broken down as follows: $3.0 million in cash upon closing, the issuance of a promissory note by Nobilis to the sellers for $12.0 million, the issuance at closing of 6,666,666 shares of Nobilis common stock that are subject to a lock up of up to two years, and the issuance of an additional 4,666,666 shares of Nobilis common stock issued over two years with half issued on the first anniversary of the closing and the second half issued on the second anniversary of the closing. Under the two year lock up period, the stock issued as part of the purchase price is subject to restrictions on transfer and may not be sold or pledged until the lock out period is released.

The fair value of the intangible assets acquired were determined by independent third party valuation experts. The carrying amounts of all other net assets acquired approximate their fair values due to their short term nature. The value of the stock issued for consideration was determined by third party valuation experts using the published stock price on the date of closing, less a discount for lack of marketability as a result of the two year lock up period on the shares issued.

Subsequent to the acquisition date of December 1, 2014, Athas had $3.4 million in revenues and $1.3 million of net income which is included in the Company’s December 31, 2014 consolidated statements of earnings.

The costs related to the transaction were $0.1 million and were expensed during the year ended December 31, 2014. These costs are included in corporate general and administrative expenses in the December 31, 2014 consolidated statements of earnings.

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition:

December 1, 2014
Assets:
Cash	$(53)
Trade accounts receivable	6,427
Other receivable	450
Prepaid expenses	226
Investments in associates	730
PP&E	752
Trademark	4,770
Internally developed software	1,980
Non-compete agreements	1,820
Trade secret methodology	5,120
Goodwill	19,292

Assets acquired	$41,514

Liabilities
Trade accounts payable	$1,531
Accrued liabilities	3,470
Line of credit	4,120
Subordinated notes payable	635
Debt	157
Other current liabilities	102
Other long-term liabilities	260

Liabilities assumed	$10,275

Consideration:
Cash, net of cash acquired	$3,000
Debt issued for consideration	12,000
Stock issued for consideration	16,239

Total consideration	$31,239

The following summarized pro forma information for the years ended December 31, 2014 and 2013 presents the combined results of the Company as if the business combinations occurred as of January 1, 2013.

	Nobilis Health	First Surgical	Athas	Consolidated
December 31, 2014
Revenue	$84,029	$17,577	$26,059	$127,665
Net income before noncontrolling interests	20,247	(3,364)	(1,481)	15,402
Net income attributable to noncontrolling interests	13,062	(1,275)	—	11,787

Net income (loss) attributable to Nobilis Health Corp.	$7,185	$(2,089)	$(1,481)	$3,615

December 31, 2013
Revenue	$31,128	$32,327	$22,731	$86,186
Net income before noncontrolling interests	6,674	(677)	(139)	5,858
Net income attributable to noncontrolling interests	5,476	2,265	—	7,741

Net income (loss) attributable to Nobilis Health Corp.	$1,198	$(2,942)	$(139)	$(1,883)

The pro forma financial information has been prepared for comparative purposes only and does not purport to be indicative of the actual operating results that would have been recorded had the business combinations actually taken place at the beginning of the fiscal year 2013, and should not be taken as indicative of future consolidated operating results. Additionally, the pro forma financial results do not include any anticipated synergies or other expected benefits from the business combinations.